Statement of Comprehensive Income - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit		$ 49,990,420	$ 48,529,588	$ 50,362,388
Foreign currency translation differences
(Loss) gains from foreign currency translation differences	[1]	(10,896,009)	(10,130,826)	9,531,432
Actuarial Benefits Plans
Actuarial gains from defined benefit plans		109,380	52,739	25,206
Financial Assets available for sale
Losses from new measurements of financial assets available for sale, before tax	[1]	(148,456)	(249,305)	(76,493)
Cash Flow Hedges
Gains (losses) from cash flow hedges, before taxes	[1]	6,288,202	48,700,217	(25,308,863)
Net investments hedges
Gain (losses) on hedges of net investments in foreign businesses, before taxes	[1]	8,458,717	7,562,533	(8,603,632)
Other Components on the Comprehensive Income
Participation in the other comprehensive income of associates and joint ventures accounted for using the equity method		(28,072)	103,031	0
Income tax related to other comprehensive income
Income tax related to foreign currency translation differences of other comprehensive income	[1]	2,717,757	1,869,010	0
Income tax related to financial assets available for sale on other comprehensive income	[1]	40,083	67,312	20,654
Income tax related to cash flow hedges of other comprehensive income	[1]	(1,603,492)	(11,689,493)	5,711,132
Income tax related with defined benefits plans of other comprehensive income		(29,185)	(12,796)	(17,241)
Income tax related to hedges of net investments in foreign operation of other comprehensive income	[1]	(2,154,466)	(1,815,008)	0
Total other comprehensive income		2,754,459	34,457,414	(18,717,805)
Total Comprehensive Income		52,744,879	82,987,002	31,644,583
Comprehensive income attributable to:
Comprehensive income attributable to the owners of the Parent		52,329,129	82,388,507	31,079,574
Comprehensive income attributable to non-controlling interests		415,750	598,495	565,009
Comprehensive income		$ 52,744,879	$ 82,987,002	$ 31,644,583

[1]	When specific conditions are met, these items will be reclassified to the consolidated statement of income.